FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED BALANCE SHEET) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,144,020	$ 310,854	¥ 4,606,545		¥ 3,579,665
Prepayments and other current assets	554,415	80,382	572,774
Short-term Investments	895,425	129,824
Amounts due from subsidiaries and VIE	93,270	13,523	68,984
Total current assets	7,397,121	1,072,482	9,203,980
Non-current assets:
Investments in equity investees	269,693	39,102	330,788
Total non-current assets	2,725,349	395,140	3,115,000
TOTAL ASSETS	10,122,470	1,467,622	12,318,980
Current liabilities:
Short-term loan	1,016,071	147,316	2,288,465
Other current liabilities | ¥	12,874		81,973
Income tax payables	46,828	6,789	127,990
Derivative liabilities	364,758	52,885
Total current liabilities	3,681,645	533,788	4,776,626
Non-current liabilities:
Total non-current liabilities	764,487	110,840	1,061,005
TOTAL LIABILITIES	4,446,132	644,628	5,837,631
SHAREHOLDERS' EQUITY
Additional paid-in capital	5,129,103	743,650	4,959,646
Treasury shares	832,578	120,712	385,942
Retained earnings (accumulated deficit)	(228,165)	(33,081)	425,125
Accumulated other comprehensive income	15,678	2,276	(102,603)
Total shareholders' equity	4,084,162	592,151	4,896,359
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,122,470	1,467,622	12,318,980
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 116	$ 17	¥ 125
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	163,100,873	163,100,873	195,493,754
Shares outstanding	163,100,873	163,100,873	195,493,754
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738
Parent Company [Member]
Current assets:
Cash and cash equivalents	¥ 783,543	$ 113,603	¥ 1,894,125
Prepayments and other current assets	2,060	299	106,282
Short-term Investments	138,052	20,016
Amounts due from subsidiaries and VIE	1,434,838	208,034	2,189,936
Total current assets	2,358,493	341,952	4,190,343
Non-current assets:
Investments in and amount due from subsidiaries and VIE	2,114,145	306,522	2,440,880
Investments in equity investees	10,019	1,453	110,479
Total non-current assets	2,124,164	307,975	2,551,359
TOTAL ASSETS	4,482,657	649,927	6,741,702
Current liabilities:
Short-term loan | ¥			1,740,004
Other current liabilities	33,737	4,891	11,041
Income tax payables | ¥			94,298
Derivative liabilities	364,758	52,885
Total current liabilities	398,495	57,776	1,845,343
Non-current liabilities:
Total non-current liabilities
TOTAL LIABILITIES	398,495	57,776	1,845,343
SHAREHOLDERS' EQUITY
Additional paid-in capital	5,129,103	743,650	4,959,646
Treasury shares	(832,578)	(120,712)	(385,942)
Retained earnings (accumulated deficit)	(228,165)	(33,081)	425,125
Accumulated other comprehensive income	15,678	2,276	(102,603)
Total shareholders' equity	4,084,162	592,151	4,896,359
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,482,657	649,927	6,741,702
Parent Company [Member] | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 116	$ 17	¥ 125
Ordinary shares:
Par value | $ / shares		$ 0.0001		0.0001
Shares authorized	470,000,000	470,000,000	470,000,000
Shares issued	163,100,873	163,100,873	195,493,754
Shares outstanding	163,100,873	163,100,873	195,493,754
Parent Company [Member] | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 8	$ 1	¥ 8
Ordinary shares:
Par value | $ / shares		$ 0.0001		$ 0.0001
Shares authorized	30,000,000	30,000,000	30,000,000
Shares issued	13,300,738	13,300,738	13,300,738
Shares outstanding	13,300,738	13,300,738	13,300,738